UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31,2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		May 14, 2013
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	37
Form 13F Information Tabel value Total	111,823,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF                 VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP       X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

ASCENT CAP GROUP INC                   COM     043632108     1,600    21,500                                            21,500
AUTONATION INC                         COM     05329W102     4,557   104,150                                           104,150
BERKSHIRE HATHAWAY INC DEL            CL B     084670702     5,150    49,425                                            49,425
BROOKFIELD ASSET MGMT INC             CL A     112585104     3,042    83,369                                            83,369
BROOKFIELD RESIDENTIAL PPTYS           COM     11283W104     3,260   133,950                                           133,950
BURGER KING WORLDWIDE INC              COM     121220107     1,509    79,000                                            79,000
CBOE HLDGS INC                         COM     12503M108     3,825   103,550                                           103,550
CME GROUP INC                          COM     12572Q105       372     6,050                                             6,050
CONTINENTAL RESOURCES INC              COM     212015101     2,888    33,225                                            33,225
DISH NETWORK CORP                     CL A     25470M109     1,651    43,550                                            43,550
DREAMWORKS ANIMATION SKG INC          CL A     26153C103     3,436   181,200                                           181,200
GENERAL GROWTH PPTYS INC NEW           COM     370023103     2,592  130,407                                            130,407
GREENLIGHT CAPITAL RE LTD             CL A     G4095J109     3,682   150,575                                           150,575
HOWARD HUGHES CORP                     COM     44267D107     8,123    96,924                                            96,924
IAC INTERACTIVECORP                    COM     44919P508     1,292    28,925                                            28,925
ICAHN ENTERPRISES LP                  Dep U    451100101     5,682   104,230                                           104,230
JARDEN CORP                            COM     471109108     1,834    42,812                                            42,812
LMP CORPORATE LN FD INC                COM     50208B100       152    10,900                                            10,900
LAS VEGAS SANDS CORP                   COM     517834107     1,939    34,410                                            34,410
LENNAR CORP                           Cl A     526057104     2,872    69,250                                            69,250
LEUCADIA NATL CORP                     COM     527288104     3,521   128,353                                           128,353
LIBERTY INTERACTIVE CORP               COM     53071M104     3,412   159,675                                           159,675
LIBERTY INTERACTIVE CORP               COM     53071M880     5,355    70,855                                            70,855
LIBERTY MEDIA CORP DELAWARE            COM     531229102     9,542    84,875                                            84,875
LIVE NATION ENTERTAINMENT IN           COM     538034109     2,008   162,300                                           162,300
MCEWEN MNG INC                         COM     58039P107       603   210,827                                           210,827
NOVO-NORDISK A S                       ADR     670100205     1,734    10,735                                            10,735
NUVEEN MUN MKT OPPORTUNITY F           COM     67062W103       148    10,300                                            10,300
OAKTREE CAP GROUP LLC                  COM     674001201     1,293    25,350                                            25,350
PENNEY J C INC                         COM     708160106     1,075    71,175                                            71,175
ROUSE PPTYS INC                        COM     779287101     6,704   370,397                                           370,397
SEARS HLDGS CORP                       COM     812350106     4,332    86,685                                            86,685
SEARS HOMETOWN & OUTLET STOR           COM     812362101     2,325    57,626                                            57,626
STARZ                                  COM     85571Q102     1,869    84,388                                            84,388
WENDYS CO                              COM     95058W100     4,939   870,350                                           870,350
WINTHROP RLTY TR                       SH      976391300     2,427   192,900                                           192,900
WYNN RESORTS LTD                       COM     983134107     1,078     8,610                                             8,610


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